Prepaid Expenses and Other Current Asset, Net - Schedule of Prepaid Expenses and Other Current Asset, Net (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Prepaid Expenses and Other Current Asset, Net [Abstract]
Deductible input tax				¥ 1,550,534		¥ 18,281
Prepayment for potential investment	[1]			14,347,600
Security deposits	[2]			721,612		2,879
Others				516,910		146,130
Total prepaid expenses and other current assets		¥ 12,575,591	$ 1,798,286	¥ 17,136,656	$ 2,392,188	¥ 167,290

[1]	The Group invested USD 2 million in Funken Vision Advertising (HK) Limited. The investment was subject to the target company obtaining an unqualified audit report from an audit firm with PCAOB qualifications before March 4, 2026, and having an annual profit of no less than RMB 10 million or an equivalent amount in US dollars during the audited year. As of the reporting date, the target company has not yet met the conditions. If the target company does not meet the conditions by the expiration date, the above investment funds can be returned.
[2]	Security deposits were mainly composed of custody funds USD 100,000.The company, underwriters, and the custodian agent entered into a custody agreement. According to this agreement, the company deposited the USD 100,000 of proceeds from the issuance into a non-interest bearing custody account held by the custodian agent. The custody funds could be requested for return after being in the account for one year. As of the reporting date, the Group has received the custody funds.